Hedge Accounting - Schedule of the Effect of Hedge Accounting on the Financial Position and Performance (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 148,461,000,000	R$ 215,277,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	12,077,000,000	19,397,000,000
Book Value of the hedged item, Liabilities	11,051,000,000	10,200,000,000
Fair value of the hedge item, Assets	11,893,000,000	20,028,000,000
Fair value of the hedge item, Liabilities	10,661,000,000	11,591,000,000
Variation in fair value recognized in income	206,000,000	(760,000,000)
Nominal Value	23,161,000,000	29,788,000,000
Variation in fair value used to calculate hedge ineffectiveness	(210,000,000)	741,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	8,890,000,000	9,205,000,000
Fair value of the hedge item, Assets	8,917,000,000	9,616,000,000
Variation in fair value recognized in income	27,000,000	411,000,000
Nominal Value	8,890,000,000	9,205,000,000
Variation in fair value used to calculate hedge ineffectiveness	(28,000,000)	(423,000,000)
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book Value of the hedged item, Liabilities	11,051,000,000	10,200,000,000
Fair value of the hedge item, Liabilities	10,661,000,000	11,591,000,000
Variation in fair value recognized in income	390,000,000	(1,391,000,000)
Nominal Value	11,051,000,000	10,200,000,000
Variation in fair value used to calculate hedge ineffectiveness	(388,000,000)	1,390,000,000
Fair value hedge [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Book value of the hedged item, Assets	3,187,000,000	10,192,000,000
Fair value of the hedge item, Assets	2,976,000,000	10,412,000,000
Variation in fair value recognized in income	(211,000,000)	220,000,000
Nominal Value	3,220,000,000	10,383,000,000
Variation in fair value used to calculate hedge ineffectiveness	R$ 206,000,000	R$ (226,000,000)